Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1) of Regulation S-K, the Company does not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments to its employees (including any of its NEOs). Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. The Company has historically granted awards of stock options to special advisors of the Board, which were granted at the Company’s regularly scheduled Board meetings and prior to the Company’s earnings releases and related filings of the annual report on Form 10-K or quarterly reports on Form 10-Q, as applicable. In the event the Company determines to grant new awards of options to employees, including our NEOs, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. The Company has historically granted awards of stock options to special advisors of the Board, which were granted at the Company’s regularly scheduled Board meetings and prior to the Company’s earnings releases and related filings of the annual report on Form 10-K or quarterly reports on Form 10-Q, as applicable. In the event the Company determines to grant new awards of options to employees, including our NEOs, the Board will evaluate the appropriate steps to take in relation to the foregoing.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company.